Schedule of Investments - Virtus Real Asset Income ETF

July 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 4.3%
Cogent Communications Holdings, Inc.	19,578	$1,519,449
KT Corp. (South Korea)(1)	109,151	1,570,683
Mobile TeleSystems PJSC (Russia)(1)	164,936	1,416,800
Telefonica SA (Spain)*(1)(2)	338,809	1,555,133
Total Communication Services		6,062,065
Energy - 19.5%
Cabot Oil & Gas Corp.	96,730	1,547,680
Canadian Natural Resources Ltd. (Canada)	42,523	1,404,110
ConocoPhillips	25,577	1,433,847
Delek Logistics Partners LP(2)	38,103	1,593,467
Delek US Holdings, Inc.	66,417	1,154,327
DT Midstream, Inc.*	5,894	249,906
Ecopetrol SA (Colombia)(1)(2)	117,887	1,592,653
Enbridge, Inc. (Canada)	38,839	1,528,315
EOG Resources, Inc.	18,315	1,334,431
Imperial Oil Ltd. (Canada)(2)	47,891	1,311,256
Kinder Morgan, Inc.	85,257	1,481,767
Marathon Petroleum Corp.	25,261	1,394,912
MPLX LP	52,102	1,478,655
North American Construction Group Ltd. (Canada)	93,678	1,403,296
ONEOK, Inc.	27,998	1,455,056
Phillips 66 Partners LP	37,997	1,388,030
Pioneer Natural Resources Co.	9,578	1,392,354
TC Energy Corp. (Canada)	30,208	1,472,036
Valero Energy Corp.	19,157	1,282,944
Williams Cos., Inc. (The)	58,101	1,455,430
Total Energy		27,354,472
Industrials - 1.0%
Boise Cascade Co.	27,051	1,383,659
Materials - 20.1%
Agnico Eagle Mines Ltd. (Canada)	24,525	1,586,277
Air Products and Chemicals, Inc.	5,168	1,504,043
Avient Corp.	31,893	1,547,448
Barrick Gold Corp. (Canada)	73,574	1,601,706
Celanese Corp.	10,420	1,623,123
DRDGOLD Ltd. (South Africa)(1)(2)	145,674	1,542,688
FMC Corp.	13,578	1,452,167
Gold Fields Ltd. (South Africa)(1)	171,252	1,681,695
LyondellBasell Industries NV Class A	15,052	1,495,115
Newmont Corp.	24,630	1,547,257
Reliance Steel & Aluminum Co.	10,315	1,621,002
Schweitzer-Mauduit International, Inc.	39,261	1,544,135
Scotts Miracle-Gro Co. (The)	7,894	1,396,922
Southern Copper Corp. (Peru)	24,946	1,637,455
Steel Dynamics, Inc.	25,788	1,662,037
Valvoline, Inc.	46,734	1,433,799
W R Grace & Co.	22,525	1,567,740
Wheaton Precious Metals Corp. (Brazil)	35,050	1,617,558
Total Materials		28,062,167
Real Estate - 34.1%
Agree Realty Corp.	22,104	1,661,116
Alexandria Real Estate Equities, Inc.	8,420	1,695,283
Apartment Investment and Management Co. Class A	209,775	1,460,034
Brandywine Realty Trust	109,887	1,534,022
CareTrust REIT, Inc.	66,838	1,612,132
CoreSite Realty Corp.	11,789	1,629,358
Cousins Properties, Inc.	41,366	1,643,057
Crown Castle International Corp.	7,894	1,524,252
Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate (continued)
CubeSmart	33,261	$1,651,741
CyrusOne, Inc.	22,314	1,590,319
Digital Realty Trust, Inc.	9,999	1,541,446
Douglas Emmett, Inc.	44,418	1,483,561
Equity Residential	19,683	1,655,931
Essex Property Trust, Inc.	5,052	1,657,561
Extra Space Storage, Inc.	9,473	1,649,628
Four Corners Property Trust, Inc.	53,470	1,535,124
Gaming and Leisure Properties, Inc.	33,366	1,579,546
Getty Realty Corp.	47,786	1,509,560
Innovative Industrial Properties, Inc.	8,210	1,765,068
Iron Mountain, Inc.	35,471	1,552,211
JBG SMITH Properties	46,628	1,521,472
MGM Growth Properties LLC Class A	41,997	1,587,487
Mid-America Apartment Communities, Inc.	9,157	1,768,217
National Health Investors, Inc.	23,051	1,572,770
PS Business Parks, Inc.	10,210	1,568,971
RE/MAX Holdings, Inc. Class A	47,049	1,613,781
SL Green Realty Corp.(2)	19,472	1,449,885
STORE Capital Corp.	44,418	1,607,487
UDR, Inc.	31,366	1,724,816
Vornado Realty Trust	32,840	1,428,540
Total Real Estate		47,774,376
Utilities - 20.2%
AES Corp. (The)	60,312	1,429,394
Algonquin Power & Utilities Corp. (Canada)(2)	101,256	1,617,058
Alliant Energy Corp.	27,156	1,589,441
Black Hills Corp.	22,630	1,530,919
CMS Energy Corp.	26,525	1,638,980
Dominion Energy, Inc.	20,525	1,536,707
DTE Energy Co.	11,789	1,383,085
Enel Americas SA (Chile)(1)(2)	228,932	1,565,895
Enel Chile SA (Chile)(1)	533,332	1,386,663
Evergy, Inc.	25,051	1,633,826
Eversource Energy	19,367	1,670,791
IDACORP, Inc.	15,578	1,642,700
NRG Energy, Inc.	41,576	1,714,594
OGE Energy Corp.	45,576	1,538,190
Pinnacle West Capital Corp.	18,841	1,574,166
PNM Resources, Inc.	31,787	1,536,266
WEC Energy Group, Inc.	17,262	1,625,045
Xcel Energy, Inc.	23,262	1,587,632
Total Utilities		28,201,352
Total Common Stocks
(Cost $121,251,307)		138,838,091
SECURITIES LENDING COLLATERAL - 1.7%
Money Market Fund - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $2,468,344)	2,468,344	2,468,344
TOTAL INVESTMENTS - 100.9%
(Cost $123,719,651)		141,306,435
Liabilities in Excess of Other Assets - (0.9)%		(1,305,098)
Net Assets - 100.0%		$140,001,337

*	Non-income producing security.
(1)	American Depositary Receipts.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2021 (unaudited)

(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,373,795; total market value of collateral held by the Fund was $7,669,118. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $5,200,774.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2021.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$138,838,091	$–	$–	$138,838,091
Money Market Fund	2,468,344	–	–	2,468,344
Total	$141,306,435	$–	$–	$141,306,435